William Blair Funds
24 f (2) NT
File Number 811-5344

October 31, 2013

1	William Blair Funds
	222 West Adams Street
	Chicago, IL 60606

2	Fund Name	SEC Series ID	SEC Class ID
	Macro Allocation Fund Class N	S000034624	C000106600
	Macro Allocation Fund Class I	S000034624	C000106601
	Macro Allocation Fund Institutional Class	S000034624	C000106602
	Commodity Strategy Long/Short Fund Class N	S000034634	C000106631
	Commodity Strategy Long/Short Fund Class I	S000034634	C000106632
	Commodity Strategy Long/Short Fund Institutional Class	S000034634	C000106633

3	811-5344

4(a)	October 31, 2013

4(b)

4(c)

5
	( i )		$307,266,301

	( ii )	$32,681,354

	( iii)	0

	( iv )		$32,681,354

	( v )		$274,584,947

	( vi )	0

	( vii )		0.0001288

	( viii )		$35,366.54

6	Not applicable

7

8	$35,366.54

9	X	wire transfer

by	Colette M. Garavalia
	Treasurer

	January 22, 2014